March 6, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 125

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a.    the form of the Trust’s Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 125 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 125 to the Trust’s registration statement was filed with the Commission via EDGAR on February 28, 2017 (Accession No. 0001193125-17-062652) with an effective date of March 1, 2017.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Jill Damon, Esq.
Dechert LLP

David G. Van Hooser
Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Harbor Funds

P.O. Box 804660   |   Chicago, Illinois 60680-4108

800-422-1050   |   www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.